Fidelity®

Aggressive Growth

Fund

Annual Report

November 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Aggressive Growth	-44.42%	28.93%	208.78%
Russell Midcap® Growth	-19.02%	45.84%	213.21%
Mid-Cap Funds Average	-10.36%	57.74%	224.92%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Aggressive Growth	-44.42%	5.21%	11.93%
Russell Midcap Growth	-19.02%	7.84%	12.09%
Mid-Cap Funds Average	-10.36%	9.02%	12.24%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Aggressive Growth Fund on November 30, 1991. As the chart shows, by November 30, 2001, the value of the investment would have grown to $30,878 - a 208.78% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,321 - a 213.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of November 30, 2001, the one year, five year and 10 year cumulative total returns for the multi-cap growth funds average were -25.66, 45.90, and 218.32, respectively. The one year, five year and 10 year average annual total returns for the multi-cap growth funds average were -25.66%, 7.32%, and 11.91%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After going hungry for most of the past year, equity investors were invited back to the table in October and November, as stocks rebounded amidst the first signs of a potential economic recovery. Still, stock market performance for the overall 12-month period ending November 30, 2001, left most investors less than satisfied. During the period, the Standard & Poor's 500SM Index - a market-capitalization weighted index of 500 widely held U.S. stocks - fell 12.22%. The technology-rich NASDAQ Composite® Index dropped 25.48% in the same time frame, while the Dow Jones Industrial AverageSM - a benchmark of 30 blue-chip stocks that's commonly used as a proxy of U.S. stock market performance - declined 3.66%. Equities across most sectors were battered by the steep decline in U.S. economic growth, which prompted scores of earnings disappointments, layoffs and corporate bankruptcies. The Federal Reserve Board intervened with 10 interest-rate cuts during the 12-month period, three of them coming after the tragic events of September 11. The terrorist acts were a significant contributor to the 1.1% decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. But the prospects for stocks grew brighter late in the period as interest rates and energy prices continued to fall and good news on the war against terrorism helped steel investor confidence.

(Portfolio Manager photograph)
An interview with Bob Bertelson, Portfolio Manager of Fidelity Aggressive Growth Fund

Q. How did the fund perform, Bob?

A. Very poorly. For the one-year period that ended November 30, 2001, the fund returned -44.42%, while the Russell Midcap Growth Index fell 19.02% and the mid-cap funds average as measured by Lipper Inc. declined 10.36%.

Q. Why did the fund dramatically underperform its benchmarks during the past year?

A. It was an astoundingly poor period for higher-growth companies with high valuations, as the economy, which began to decelerate in late 2000, moved to recession by the end of the period. Despite very aggressive monetary easing by the Federal Reserve Board - in the form of 10 interest-rate reductions thus far in 2001 - not only did growth rates contract but valuation levels also moved down meaningfully as risk-averse investors began focusing far less on companies' longer-term growth prospects and more intently on stocks with lower price-to-earnings ratios. Given the fund's aggressive growth charter, I tended to invest at the extreme edge of the growth universe. While I'm generally pleased with the earnings growth that our companies showed during the period, owning these companies came at the expense of higher valuations relative to the index and peer average, which really hurt performance when these valuations headed south.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies in this difficult environment for high-growth stocks?

A. I tried to position the fund in the companies that I felt would demonstrate the best relative earnings strength in the market, and I think I was fairly successful in that attempt. Unfortunately, the stocks we owned in these companies didn't reflect that strength and, over time, an increasing number of our holdings began to feel the drag of a weak economy, which resulted in earnings estimate reductions. In technology, given the concerns about further reductions in corporate information technology spending, I spent much time and effort trying to identify companies that had powerful product cycles, were part of an important new architecture or had significant market share opportunities. While the fund's overall tech weighting came down during the period, I maintained sizable positions in these "next-generation" platform leaders that I felt would perform well even in a difficult environment. However, since these companies toted higher valuations, and given that investors are often less familiar with them, their stock performance was generally much worse than that of the market. NVIDIA was one of the few exceptions in tech that was able to continue to grow earnings and perform well. Several of the tech stocks that hurt us were companies that were in some way tied to the battered telecommunications infrastructure space. CIENA and Juniper Networks were notable detractors here. Internet software provider BEA Systems was another aggressive name that eroded on us. I continue to own these stocks and, while I'm disappointed I didn't fully anticipate the duration and scope of the slowdown in tech spending, I'm hopeful that over the longer term the companies we identified could be the ones to lead the recovery.

Q. With technology stocks languishing, where else did you turn for performance?

A. I looked to the energy sector, particularly energy equipment and services companies, which I felt would be big beneficiaries of an extended cycle in energy. This strategy worked for us early in the year when prices for oil and gas were extremely high; however, slumping consumption - further accentuated by the tragic events of September 11 - created a supply/demand imbalance that pressured energy prices and led to the dramatic underperformance of our holdings in this area. Despite my bullishness for the sector in the long term, I significantly reduced the fund's exposure to energy and turned to health care, one of the few areas of the market where we found the kinds of robust earnings gains we look for in an aggressive growth strategy. With little sensitivity to the economy, biotechnology and specialty drug stocks with exciting products on the market performed well, providing the fund with top contributors IDEC Pharmaceuticals and Cephalon. Finally, while we added positions in such consumer cyclicals as department store chain Kohls, we were underweighted in the group over the course of the year, which hurt, as these stocks benefited from generally lower valuations and anticipation of an eventual upturn in the economy.

Q. What's your outlook?

A. I feel the framework is in place for both an economic and market recovery, thanks to the massive amount of Fed-induced liquidity in the system. While I expect the economy to resume growth in the next 12 months, I don't see a set of conditions that would suggest a return to the boom conditions of the late 1990s. Moreover, I believe it will be some months into a recovery before tech spending resumes or rises to a level that can produce the kinds of earnings that investors will need to see to put much higher valuations on the stocks. Given that backdrop, I think the best relative earnings gains may continue to be found primarily in health care, with perhaps some better news coming in retail and selected parts of technology, which would explain the fund's current positioning.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Fund number: 324

Trading symbol: FDEGX

Start date: December 28, 1990

Size: as of November 30, 2001, more than $7.4 billion

Manager: Bob Bertelson, since 2000; manager, Fidelity OTC Portfolio, 1997-2000; Fidelity Convertible Securities Fund, 1996-1997; several Fidelity Select Portfolios, 1992-
1996; joined Fidelity in 1991

Bob Bertelson sketches a roadmap to recovery:

"I think the market can often be seen as a study in investors' time horizons. At the peak of bull markets, investors' time horizons extend out several years as confidence in the future emboldens market participants to focus on earnings potential well down the road. Conversely, in bear markets and weak economies, the same investors' time horizons tend to move in the opposite direction toward the very near term, often the current quarter, or even week to week. So, if the economy recovers - as I expect it will - and business and consumer confidence are restored, I would look for investors' time horizons to lengthen out, which should lead to renewed interest in aggressive growth stocks and much better valuation levels for the kinds of companies in which we invest.

"A pickup in consumer spending - which represents around two-thirds of the economy - is often the key link in the recovery chain. When it happens, business leaders begin to have more confidence about the future and begin to think more strategically about their businesses, seeking ways to improve longer-term corporate performance and competitive position. Often, spending on new projects to drive productivity or acquisitions of other businesses are important parts of these longer-term strategies. As this investing activity takes place, earnings growth rates should improve for a wide range of fast-growing companies, which could lead to higher stocks prices."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
IDEC Pharmaceuticals Corp.	4.3	2.6
BEA Systems, Inc.	3.9	5.7
Forest Laboratories, Inc.	3.0	0.0
Allergan, Inc.	2.9	1.8
Microsoft Corp.	2.4	0.0
Guidant Corp.	2.3	0.6
Kohls Corp.	2.3	0.0
CIENA Corp.	2.3	7.5
Millennium Pharmaceuticals, Inc.	2.2	1.6
Medimmune, Inc.	2.0	1.3
	27.6
Top Five Market Sectors as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	39.9	23.5
Information Technology	30.7	37.9
Consumer Discretionary	15.1	4.9
Energy	4.1	29.4
Telecommunication Services	2.2	1.3
Asset Allocation (% of fund's net assets)
As of November 30, 2001 *		As of May 31, 2001 **
	Stocks 94.2%		Stocks 97.8%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	2.8%	** Foreign investments	5.4%

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.1%
Household Durables - 1.4%
Nintendo Co. Ltd.	600,000	$ 103,318
Media - 1.6%
Gemstar-TV Guide International, Inc. (a)	3,901,450	108,187
TMP Worldwide, Inc. (a)	200,000	8,258
		116,445
Multiline Retail - 6.5%
BJ's Wholesale Club, Inc. (a)	1,500,000	67,500
Costco Wholesale Corp. (a)	3,382,900	138,293
Family Dollar Stores, Inc.	1,500,000	44,700
JCPenney Co., Inc.	2,402,000	60,867
Kohls Corp. (a)	2,500,000	169,625
		480,985
Specialty Retail - 5.6%
Bed Bath & Beyond, Inc. (a)	1,858,000	60,329
Best Buy Co., Inc. (a)	1,169,250	83,473
Lowe's Companies, Inc.	3,213,500	145,604
RadioShack Corp.	500,000	14,480
TJX Companies, Inc.	1,500,000	56,535
Williams-Sonoma, Inc. (a)	1,500,000	58,290
		418,711
TOTAL CONSUMER DISCRETIONARY		1,119,459
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. (a)	148,500	8,941
ENERGY - 4.1%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	468,500	15,446
Cooper Cameron Corp. (a)	1,431,190	52,439
GlobalSantaFe Corp.	1,546,478	37,425
Halliburton Co.	879,000	18,837
National-Oilwell, Inc. (a)	2,500,000	41,850
Rowan Companies, Inc. (a)	1,698,500	27,753
Smith International, Inc. (a)	970,200	43,911
Weatherford International, Inc. (a)	1,538,137	51,481
		289,142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 0.2%
Spinnaker Exploration Co. (a)	404,500	$ 16,775
TOTAL ENERGY		305,917
FINANCIALS - 1.1%
Diversified Financials - 1.1%
Goldman Sachs Group, Inc.	935,000	83,122
TeraBeam Labs Investors LLC (d)	66,400	1
		83,123
HEALTH CARE - 39.9%
Biotechnology - 19.1%
Abgenix, Inc. (a)	2,199,500	79,182
Amgen, Inc. (a)	1,779,000	118,179
Biogen, Inc. (a)	1,000,000	58,910
Cephalon, Inc. (a)	1,482,600	107,844
COR Therapeutics, Inc. (a)	2,516,530	52,847
Genzyme Corp. - General Division (a)	1,100,000	60,082
Human Genome Sciences, Inc. (a)	3,499,500	148,764
IDEC Pharmaceuticals Corp. (a)	4,578,950	321,901
Immunex Corp. (a)	1,618,900	43,710
Medimmune, Inc. (a)	3,447,128	152,018
Millennium Pharmaceuticals, Inc. (a)	4,709,200	160,537
Protein Design Labs, Inc. (a)	3,109,000	117,178
		1,421,152
Health Care Equipment & Supplies - 5.5%
Applera Corp. - Applied Biosystems Group	1,461,000	48,359
Biomet, Inc.	1,050,000	29,390
Guidant Corp. (a)	3,515,030	171,569
Medtronic, Inc.	2,632,346	124,457
St. Jude Medical, Inc. (a)	520,500	38,777
		412,552
Health Care Providers & Services - 3.0%
Andrx Group (a)	1,299,990	95,965
Cardinal Health, Inc.	1,500,000	102,480
Priority Healthcare Corp. Class B (a)	762,000	25,168
		223,613
Pharmaceuticals - 12.3%
Allergan, Inc.	2,850,000	215,147
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Laboratories, Inc. (a)	202,800	$ 14,815
Bristol-Myers Squibb Co.	2,100,000	112,896
Forest Laboratories, Inc. (a)	3,175,000	224,790
ImClone Systems, Inc. (a)	1,474,270	106,147
King Pharmaceuticals, Inc. (a)	2,238,300	89,174
Pfizer, Inc.	3,500,000	151,585
		914,554
TOTAL HEALTH CARE		2,971,871
INDUSTRIALS - 1.2%
Airlines - 0.5%
Southwest Airlines Co.	1,963,200	36,810
Commercial Services & Supplies - 0.7%
Concord EFS, Inc. (a)	900,000	26,964
First Data Corp.	353,000	25,854
		52,818
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
TOTAL INDUSTRIALS		89,628
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 7.0%
Brocade Communications System, Inc. (a)	3,107,000	101,910
CIENA Corp. (a)	9,522,339	169,022
Cisco Systems, Inc. (a)	4,000,000	81,760
Enterasys Networks, Inc. (a)	2,000,000	19,820
Juniper Networks, Inc. (a)	1,140,800	28,041
Lucent Technologies, Inc.	4,197,549	30,726
McDATA Corp. Class B (a)	45,000	1,134
Polycom, Inc. (a)	1,400,000	48,342
Redback Networks, Inc. (a)	4,265,200	17,829
Tellium, Inc.	3,077,842	21,453
		520,037
Computers & Peripherals - 2.4%
Compaq Computer Corp.	12,000,000	121,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	2,000,000	$ 33,580
Maxtor Corp. (a)	2,139,100	12,621
Network Appliance, Inc. (a)	507,600	7,832
O2Micro International Ltd. (a)	131,800	2,615
		178,448
Electronic Equipment & Instruments - 0.3%
Optimal Robotics Corp. Class A (a)(e)	1,000,000	26,300
Internet Software & Services - 3.4%
Openwave Systems, Inc. (a)	6,020,272	65,922
Vignette Corp. (a)(e)	16,414,994	88,805
Vitria Technology, Inc. (a)	4,790,300	23,472
webMethods, Inc. (a)(e)	4,827,872	76,184
		254,383
Semiconductor Equipment & Products - 3.6%
Atmel Corp. (a)	3,000,000	24,750
Chartered Semiconductor Manufacturing Ltd. ADR (a)	815,700	17,782
Cypress Semiconductor Corp. (a)	275,200	6,335
Integrated Device Technology, Inc. (a)	2,315,500	68,261
International Rectifier Corp. (a)	592,900	19,838
Intersil Corp. Class A (a)	1,000,000	33,410
NVIDIA Corp. (a)	1,686,540	92,153
Vitesse Semiconductor Corp. (a)	170,400	2,077
		264,606
Software - 13.7%
BEA Systems, Inc. (a)	17,348,850	291,287
BMC Software, Inc. (a)	2,441,700	40,898
Citrix Systems, Inc. (a)	500,000	11,185
Electronic Arts, Inc. (a)	2,000,000	120,920
Informatica Corp. (a)	1,387,500	18,468
Legato Systems, Inc. (a)	500,000	4,905
Microsoft Corp. (a)	2,799,400	179,749
NetIQ Corp. (a)(e)	2,709,797	91,618
Numerical Technologies, Inc. (a)	500,000	13,310
PeopleSoft, Inc. (a)	3,345,600	116,795
Peregrine Systems, Inc. (a)	8,279,500	128,746
		1,017,881
TOTAL INFORMATION TECHNOLOGY		2,261,655
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T Corp.	5,000,700	$ 87,462
Broadwing, Inc. (a)	1,348,400	12,837
Qwest Communications International, Inc.	2,500,000	29,750
TeraBeam Networks (d)	66,400	66
		130,115
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	500,000	5,355
Vodafone Group PLC sponsored ADR	1,000,000	25,340
		30,695
TOTAL TELECOMMUNICATION SERVICES		160,810
TOTAL COMMON STOCKS (Cost $8,745,417)		7,001,404
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (d)	96,800	153
Lucent Technologies, Inc. $80.00 (c)	4,000	5,082
Procket Networks, Inc. Series C (d)	1,544,677	3,089
		8,324
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	1,731
TOTAL CONVERTIBLE PREFERRED STOCKS		10,055
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	773,993	4,257
TOTAL PREFERRED STOCKS (Cost $30,924)		14,312
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $8,402)	-	$ 7,320	$ 8,528
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 2.23% (b)	550,027,301	550,027
Fidelity Securities Lending Cash Central Fund, 2.06% (b)	39,410,800	39,411
TOTAL MONEY MARKET FUNDS (Cost $589,438)		589,438
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,374,181)		7,613,682
NET OTHER ASSETS - (2.3)%		(171,981)
NET ASSETS - 100%		$ 7,441,701
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,610,000 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Chorum Technologies Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
TeraBeam Labs Investors LLC	7/12/01	$ 1
TeraBeam Networks	4/7/00	$ 249
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
(e) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,046,670,000 and $13,045,076,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $687,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,297,000 or 0.1% of net assets.

Income Tax Information

At November 30, 2001, the aggregate cost of investment securities for income tax purposes was $9,509,218,000. Net unrealized depreciation aggregated $1,895,536,000, of which $633,076,000 related to appreciated investment securities and $2,528,612,000 related to depreciated investment securities.

The fund hereby designates approximately $2,148,038,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 2001, the fund had a capital loss carryforward of approximately $8,287,843,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $810,839,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2001
Assets
Investment in securities, at value (including securities loaned of $36,349) (cost $9,374,181) - See accompanying schedule		$ 7,613,682
Receivable for investments sold		133,174
Receivable for fund shares sold		12,554
Dividends receivable		1,006
Interest receivable		1,410
Redemption fees receivable		7
Other receivables		15
Total assets		7,761,848
Liabilities
Payable to custodian bank	$ 53
Payable for investments purchased	262,529
Payable for fund shares redeemed	13,796
Accrued management fee	1,817
Other payables and accrued expenses	2,541
Collateral on securities loaned, at value	39,411
Total liabilities		320,147
Net Assets		$ 7,441,701
Net Assets consist of:
Paid in capital		$ 18,505,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,303,396)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,760,513)
Net Assets, for 391,922 shares outstanding		$ 7,441,701
Net Asset Value and redemption price per share ($7,441,701 ÷ 391,922 shares)		$18.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2001
Investment Income Dividends (including $2,470 received from affiliated issuers)		$ 16,929
Interest		11,475
Security lending		1,201
Total income		29,605
Expenses
Management fee Basic fee	$ 65,734
Performance adjustment	3,061
Transfer agent fees	30,614
Accounting and security lending fees	930
Non-interested trustees' compensation	7
Custodian fees and expenses	276
Registration fees	278
Audit	88
Legal	55
Miscellaneous	47
Total expenses before reductions	101,090
Expense reductions	(4,725)	96,365
Net investment income (loss)		(66,760)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $569,311 on sales of investments in affiliated issuers)	(8,226,157)
Foreign currency transactions	249	(8,225,908)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,973,893
Assets and liabilities in foreign currencies	(20)	1,973,873
Net gain (loss)		(6,252,035)
Net increase (decrease) in net assets resulting from operations		$ (6,318,795)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (66,760)	$ (107,182)
Net realized gain (loss)	(8,225,908)	1,950,175
Change in net unrealized appreciation (depreciation)	1,973,873	(6,683,282)
Net increase (decrease) in net assets resulting from operations	(6,318,795)	(4,840,289)
Distributions to shareholders from net realized gains	(2,268,881)	(1,111,585)
Share transactions Net proceeds from sales of shares	2,758,418	13,919,119
Reinvestment of distributions	2,226,381	1,091,567
Cost of shares redeemed	(3,567,592)	(6,048,306)
Net increase (decrease) in net assets resulting from share transactions	1,417,207	8,962,380
Redemption fees	4,686	14,385
Total increase (decrease) in net assets	(7,165,783)	3,024,891
Net Assets
Beginning of period	14,607,484	11,582,593
End of period	$ 7,441,701	$ 14,607,484
Other Information Shares
Sold	105,040	231,648
Issued in reinvestment of distributions	61,947	19,728
Redeemed	(139,089)	(105,692)
Net increase (decrease)	27,898	145,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 40.13	$ 53.05	$ 29.86	$ 29.68	$ 26.37
Income from Investment Operations
Net investment income (loss) B	(.17)	(.32)	(.23)	(.18)	(.17)
Net realized and unrealized gain (loss)	(14.72)	(8.03)	26.12	6.44	3.79
Total from investment operations	(14.89)	(8.35)	25.89	6.26	3.62
Distributions to shareholders from net realized gain	(6.26)	(4.61)	(2.72)	(6.08)	(.32)
Redemption fees added to paid in capital	.01	.04	.02	.00	.01
Net asset value, end of period	$ 18.99	$ 40.13	$ 53.05	$ 29.86	$ 29.68
Total Return A	(44.42)%	(17.94)%	93.91%	27.89%	13.98%
Ratios to Average Net Assets C
Expenses before expense reductions	.97%	.91%	.99%	1.08%	1.09%
Expenses net of voluntary waivers, if any	.97%	.91%	.99%	1.08%	1.09%
Expenses net of all reductions	.92%	.89%	.97%	1.05%	1.05%
Net investment income (loss)	(.64)%	(.55)%	(.58)%	(.67)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,442	$ 14,607	$ 11,583	$ 2,511	$ 1,978
Portfolio turnover rate	118%	176%	186%	199%	212%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment was .66% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,125,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $4,019,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,000 and $702,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Art Technology Group, Inc.	$ 30,633	$ 239,120	$ -	$ -
BJ Services Co.	49,283	214,013	-	-
Cephalon, Inc.	29,055	42,296	-	-
NetIQ Corp.	28,368	74,009	-	91,618
Noble Drilling Corp.	84,301	120,742	-	-
Optimal Robotics Corp. Class A	4,985	-	-	26,300
Tidewater, Inc.	51,891	76,949	2,470	-
UnitedGlobalCom, Inc. Class A	-	222,918	-	-
Vignette Corp.	33,051	-	-	88,805
webMethods, Inc.	55,381	-	-	76,184
TOTALS	$ 366,948	$ 990,047	$ 2,470	$ 282,907

Annual Report

Report of Independent Accountants

To the Trustees of Mt. Vernon Street Trust and the Shareholders of Fidelity Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Aggressive Growth Fund (a fund of Mt. Vernon Street Trust) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 9, 2002

Annual Report

Distributions

The fund designates 21% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
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3232 Lake Avenue
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Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Robert Bertelson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

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The Fidelity Telephone Connection

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Fidelity®

Growth Company

Fund

Annual Report

November 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-22.55%	82.59%	328.12%
Russell 3000® Growth	-21.86%	42.42%	205.90%
Growth Funds Average	-16.34%	48.42%	223.80%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,786 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-22.55%	12.80%	15.65%
Russell 3000 Growth	-21.86%	7.33%	11.83%
Growth Funds Average	-16.34%	7.75%	12.01%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on November 30, 1991. As the chart shows, by November 30, 2001, the value of the investment would have grown to $42,812 - a 328.12% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,590 - a 205.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of November 30, 2001, the one year, five year, and 10 year cumulative total returns for the multi-cap growth funds average were -25.66%, 45.90%, and 218.32%, respectively; and the one year, five year, and 10 year average annual total returns were -25.66%, 7.32%, and 11.91%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After going hungry for most of the past year, equity investors were invited back to the table in October and November, as stocks rebounded amidst the first signs of a potential economic recovery. Still, stock market performance for the overall 12-month period ending November 30, 2001, left most investors less than satisfied. During the period, the Standard & Poor's 500SM Index - a market-capitalization weighted index of 500 widely held U.S. stocks - fell 12.22%. The technology-rich NASDAQ Composite® Index dropped 25.48% in the same time frame, while the Dow Jones Industrial AverageSM - a benchmark of 30 blue-chip stocks that's commonly used as a proxy of U.S. stock market performance - declined 3.66%. Equities across most sectors were battered by the steep decline in U.S. economic growth, which prompted scores of earnings disappointments, layoffs and corporate bankruptcies. The Federal Reserve Board intervened with 10 interest-rate cuts during the 12-month period, three of them coming after the tragic events of September 11. The terrorist acts were a significant contributor to the 1.1% decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. But the prospects for stocks grew brighter late in the period as interest rates and energy prices continued to fall and good news on the war against terrorism helped steel investor confidence.

(Portfolio Manager photograph)
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth Company Fund

Q. How did the fund perform, Steve?

A. For the 12-month period that ended November 30, 2001, the fund declined 22.55%. In comparison, the Russell 3000 Growth Index fell 21.86%. The fund also compares its performance to the growth funds average tracked by Lipper Inc., which fell 16.34%.

Q. Why did the fund underperform its index and Lipper peer group average during the past year?

A. Generally speaking, the market environment wasn't conducive to the more-aggressive and smaller-cap growth bias this fund had compared to its index and peers. I felt the high-growth companies I owned had a strategic advantage in their respective industries and had the potential to grow their earnings through the prevailing economic weakness. When domestic economic growth slowed dramatically, raising concerns and uncertainty in the marketplace, many companies were forced to redirect their focus from future expansion to current profitability. In this uncertain economic environment, investors found more-aggressive and smaller-cap growth stocks with future potential much less attractive than more conservative, stable growth stocks with lower valuations. While some of the fund's holdings with higher growth potential did perform well, many of these companies saw their fundamentals weaken and their valuations decline.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What areas had the most influence on the fund's relative performance?

A. Overweighting biotechnology and drug discovery stocks hurt our relative return, as the vast majority of investors viewed them as too risky. On top of the industry's overall weakness, fund holdings Applera Corp.-Applied Biosystems Group experienced disappointing sales, and Vertex Pharmaceuticals was hurt by disappointing product development. During the two-week period after September 11, biotech stocks fell sharply, but since I didn't think the terrorist attacks changed the exciting prospects of these companies, I bought more of them. Underweighting some large-cap pharmaceutical stocks that held up better during the declining market, such as Johnson & Johnson and Pfizer, also hurt the fund, as did owning more-aggressive information technology (IT) companies that didn't execute as well as I expected. More specifically, storage and networking stocks including Network Appliance, Sonus Networks and Extreme Networks and such software stocks as BEA Systems suffered from both a sharp decline in their earnings and their valuations. Being less exposed to some larger-cap IT stocks that performed well - principally IBM - also held back our relative return.

Q. And on the positive side of the ledger?

A. On the positive side, my decision to overweight a number of economically sensitive industries combined with strong stock selection there gave the fund a relative boost. For example, our transportation holdings performed significantly better than the index, led by railroad stocks Canadian National Railway and Burlington Northern Santa Fe. I sold off our positions in these two stocks to lock in profits. The fund's materials holdings also helped measurably, in large part due to the performance of 3M, which appreciated after getting new management. Finally, having less exposure to underperforming capital goods stocks, such as General Electric, gave the fund a lift.

Q. The fund's health care weighting rose to roughly 28% of net assets from about 21% a year ago. What new opportunities did you find in this sector?

A. I was attracted to the upside potential of biotechnology and the drug discovery industry. As an example of this industry's potential, pharmaceutical giant Bristol-Myers Squibb agreed in September to purchase roughly 20% of fund holding ImClone Systems' outstanding common shares. It also will provide $1 billion in clinical-trial milestone payments to acquire a 50% stake in future profits from ImClone's promising humanized antibody to treat colorectal cancer. ImClone rose more than 60% during the period, in large part due to Bristol-Myers' endorsement of this yet-to-be-approved drug.

Q. What other strategies materially influenced fund performance?

A. I repositioned the fund to place somewhat less emphasis on companies in the networking and communications equipment areas, and redeployed those assets into economically sensitive areas, such as retail, chemicals and railroads, that I thought could benefit from an economic recovery. This strategy proved helpful. For example, having sizable positions in retailer JCPenney and footwear leader Nike was beneficial, as these stocks made strong gains. Investors placed a high value on JCPenney due to the improved results of its drugstore subsidiary, Eckerd.

Q. What's your outlook?

A. Given the weak economic backdrop at the end of the period and the fiscal and monetary stimuli that have been put in place, I believe the current recession may be priced into the market already. As such, I'm looking for opportunities in economically sensitive areas - both in and outside of technology - that I believe are likely to emerge stronger during the next economic upturn. With regard to non-economically sensitive areas, my focus at this time remains in the health care sector.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks of companies with above-average growth potential

Fund number: 025

Trading symbol: FDGRX

Start date: January 17, 1983

Size: as of November 30, 2001, more than $22.4 billion

Manager: Steven Wymer, since 1997; manager, Fidelity Dividend Growth Fund, 1995-1997; several Fidelity Select Portfolios, 1990-1994; joined Fidelity in 1989

Steve Wymer on information technology stocks:

"After September 11 and the two-week market decline that followed, technology stocks bounced back sharply through the end of November. However, this snapback occurred largely because the sector was initially oversold more than others in the immediate wake of the attacks. With that volatile experience in mind, I believe it will be important to become even more selective in technology. If you look at which of the fund's technology holdings dominated performance during the past year, software companies with new product cycles come to the forefront. For example, Microsoft had three new product cycles: PC software application Office XP, PC operating system Windows XP, and video game entertainment system Xbox. All three of these products caused a stir in the marketplace and generated new sales. Similarly, PeopleSoft came out with a new line of software that was cheaper to install and administer within corporations. Finally, while fund holding BEA Systems proved to be a detractor from performance during the past year, it too brought a promising new Web-application software architecture to market, in addition to integration and portal products for companies looking for an e-commerce platform. In two of these cases, the strong product cycles of these companies helped them maintain their earnings growth in a difficult business environment, allowing their stocks to power through the equity markets' malaise. These companies also were less influenced by the dramatic cutback in corporate IT spending that occurred in light of the economic slowdown."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.5	5.3
PeopleSoft, Inc.	2.6	2.7
Intel Corp.	2.5	1.8
JCPenney Co., Inc.	2.3	1.3
Gillette Co.	2.0	1.3
BEA Systems, Inc.	1.8	2.4
Sepracor, Inc.	1.7	1.0
AOL Time Warner, Inc.	1.7	2.1
Home Depot, Inc.	1.6	2.1
General Electric Co.	1.5	1.8
	23.2
Top Five Market Sectors as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.5	34.3
Health Care	28.1	21.9
Consumer Discretionary	17.1	17.8
Consumer Staples	6.8	5.3
Industrials	6.3	10.9
Asset Allocation (% of fund's net assets)
As of November 30, 2001 *		As of May 31, 2001 **
	Stocks 99.2%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.5%	** Foreign investments	2.8%

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.8%
Goodyear Tire & Rubber Co.	7,835,000	$ 175,504
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	1,810,000	50,680
McDonald's Corp.	4,215,200	113,136
Starbucks Corp. (a)	284,200	5,036
Tricon Global Restaurants, Inc. (a)	660,000	31,317
		200,169
Household Durables - 0.8%
Black & Decker Corp.	675,000	25,002
Clayton Homes, Inc.	2,130,000	30,246
Fortune Brands, Inc.	290,000	11,388
Maytag Corp.	450,000	13,019
Tupperware Corp. (c)	3,302,700	64,931
Whirlpool Corp.	380,100	24,995
		169,581
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	455,000	5,151
eBay, Inc. (a)	5,000	340
Lands' End, Inc. (a)	447,700	20,572
		26,063
Media - 4.1%
AOL Time Warner, Inc. (a)	10,658,150	371,969
Charter Communications, Inc. Class A (a)	675,000	10,382
Gemstar-TV Guide International, Inc. (a)	133,858	3,712
General Motors Corp. Class H	775,000	11,160
Liberty Media Corp. Class A (a)	15,285,000	200,998
TMP Worldwide, Inc. (a)	2,815,300	116,244
USA Networks, Inc. (a)	1,801,000	40,541
Viacom, Inc. Class B (non-vtg.) (a)	3,166,977	138,239
Walt Disney Co.	1,636,500	33,499
		926,744
Multiline Retail - 4.3%
Costco Wholesale Corp. (a)	735,800	30,080
JCPenney Co., Inc. (c)	20,051,900	508,115
Target Corp.	2,795,000	104,924
Wal-Mart Stores, Inc.	5,826,200	321,315
		964,434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A (a)	1,000,000	$ 24,000
AnnTaylor Stores Corp. (a)(c)	1,944,700	53,032
Bed Bath & Beyond, Inc. (a)	2,759,200	89,591
Best Buy Co., Inc. (a)	1,100,000	78,529
CDW Computer Centers, Inc. (a)	95,000	5,188
Foot Locker, Inc. (a)	4,528,800	73,095
Gap, Inc.	1,967,825	26,034
Home Depot, Inc.	7,626,150	355,836
Linens 'N Things, Inc. (a)(c)	3,709,600	89,030
Lowe's Companies, Inc.	2,425,400	109,895
Staples, Inc. (a)	1,942,068	34,180
TJX Companies, Inc.	1,100,000	41,459
		979,869
Textiles & Apparel - 1.7%
Coach, Inc. (a)(c)	4,036,970	133,220
NIKE, Inc. Class B	4,752,000	251,808
		385,028
TOTAL CONSUMER DISCRETIONARY		3,827,392
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
PepsiCo, Inc.	2,396,640	116,549
The Coca-Cola Co.	5,472,500	256,989
		373,538
Food & Drug Retailing - 0.3%
Albertson's, Inc.	960,000	32,218
CVS Corp.	1,058,890	28,537
		60,755
Food Products - 1.1%
Archer-Daniels-Midland Co.	13,569,031	208,827
Kraft Foods, Inc. Class A	349,600	11,579
Suiza Foods Corp. (a)	25,000	1,505
Tyson Foods, Inc. Class A	2,291,657	27,569
		249,480
Household Products - 0.8%
Colgate-Palmolive Co.	475,000	27,721
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,586,600	$ 92,293
Procter & Gamble Co.	697,800	54,052
		174,066
Personal Products - 2.2%
Avon Products, Inc.	1,115,000	53,230
Gillette Co.	13,464,596	440,292
		493,522
Tobacco - 0.7%
Philip Morris Companies, Inc.	3,483,380	164,311
TOTAL CONSUMER STAPLES		1,515,672
ENERGY - 1.7%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	2,602,500	85,804
Diamond Offshore Drilling, Inc.	750,000	20,775
Halliburton Co.	950,000	20,359
Schlumberger Ltd. (NY Shares)	777,700	37,337
Transocean Sedco Forex, Inc.	1,328,170	37,587
		201,862
Oil & Gas - 0.8%
Anadarko Petroleum Corp.	1,589,600	82,500
Apache Corp.	275,000	12,647
Conoco, Inc.	975,629	26,703
EOG Resources, Inc.	1,200,000	41,976
Newfield Exploration Co. (a)	350,000	10,815
		174,641
TOTAL ENERGY		376,503
FINANCIALS - 5.0%
Banks - 1.0%
Bank One Corp.	3,040,000	113,818
FleetBoston Financial Corp.	750,000	27,563
Net.B@nk, Inc. (a)	1,122,504	10,372
Synovus Financial Corp.	2,296,900	53,977
U.S. Bancorp, Delaware	874,256	16,593
		222,323
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 3.0%
American Express Co.	797,548	$ 26,247
Charles Schwab Corp.	9,308,375	133,668
Citigroup, Inc.	1,940,197	92,935
Fannie Mae	2,549,300	200,375
Freddie Mac	2,075,350	137,326
Nomura Holdings, Inc.	6,182,000	85,663
TeraBeam Labs Investors LLC (d)	104,132	2
		676,216
Insurance - 1.0%
American International Group, Inc.	2,388,750	196,833
MetLife, Inc.	1,150,000	31,545
Principal Financial Group, Inc.	200,500	4,601
		232,979
TOTAL FINANCIALS		1,131,518
HEALTH CARE - 28.1%
Biotechnology - 14.6%
Abgenix, Inc. (a)(c)	4,481,200	161,323
Affymetrix, Inc. (a)	520,000	18,834
Alexion Pharmaceuticals, Inc. (a)(c)	1,809,740	38,602
Amgen, Inc. (a)	4,060,000	269,706
Applera Corp. - Celera Genomics Group (a)	7,027,048	202,028
Biogen, Inc. (a)	225,000	13,255
Celgene Corp. (a)(c)	7,497,230	261,578
Chiron Corp. (a)	164,800	7,152
CuraGen Corp. (a)	395,000	9,385
CV Therapeutics, Inc. (a)(c)	1,321,800	72,897
EntreMed, Inc. (a)(c)	1,223,852	13,230
Exelixis, Inc. (a)	760,000	12,046
Genentech, Inc. (a)	255,400	14,673
Geneprot, Inc. (d)	1,373,363	15,107
Genzyme Corp. - General Division (a)	780,000	42,604
Gilead Sciences, Inc. (a)	2,260,000	163,195
Human Genome Sciences, Inc. (a)	5,541,410	235,565
ICOS Corp. (a)(c)	3,839,480	232,289
IDEC Pharmaceuticals Corp. (a)	1,369,164	96,252
Immunex Corp. (a)	4,852,800	131,026
Immunomedics, Inc. (a)	486,700	11,583
Medimmune, Inc. (a)	1,277,800	56,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	9,137,780	$ 311,507
OSI Pharmaceuticals, Inc. (a)(c)	3,488,730	169,134
Pharmacyclics, Inc. (a)	316,500	8,077
Sepracor, Inc. (a)(c)	7,781,760	388,310
Tanox, Inc. (a)(c)	2,540,000	43,459
Transkaryotic Therapies, Inc. (a)	648,500	27,652
Tularik, Inc. (a)	2,230,000	52,450
Vertex Pharmaceuticals, Inc. (a)(c)	7,470,387	189,001
XOMA Ltd. (a)	2,443,366	21,062
		3,289,333
Health Care Equipment & Supplies - 2.0%
Applera Corp. - Applied Biosystems Group	5,587,800	184,956
Baxter International, Inc.	2,290,000	119,080
Guidant Corp. (a)	726,001	35,436
Medtronic, Inc.	2,124,964	100,468
Zimmer Holdings, Inc. (a)	170,970	5,515
		445,455
Health Care Providers & Services - 3.9%
Andrx Group (a)	1,960,100	144,695
Cardinal Health, Inc.	394,957	26,983
Caremark Rx, Inc. (a)	900,000	13,500
CIGNA Corp.	60,000	5,474
Covance, Inc. (a)	535,000	10,700
Health Management Associates, Inc. Class A (a)	1,275,000	24,875
HealthSouth Corp. (a)	5,425,000	79,856
Laboratory Corp. of America Holdings (a)	645,000	49,601
McKesson Corp.	7,750,000	288,843
PAREXEL International Corp. (a)	295,000	4,130
Pharmaceutical Product Development, Inc. (a)	347,000	8,370
Quest Diagnostics, Inc. (a)	620,000	38,291
Quintiles Transnational Corp. (a)	1,490,000	24,660
UnitedHealth Group, Inc.	2,056,400	146,930
		866,908
Pharmaceuticals - 7.6%
Abbott Laboratories	5,290,200	290,961
Allergan, Inc.	500,000	37,745
American Home Products Corp.	900,000	54,090
Bristol-Myers Squibb Co.	2,709,700	145,673
Elan Corp. PLC sponsored ADR (a)	1,390,000	61,466
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	375,000	$ 26,550
GlaxoSmithKline PLC sponsored ADR	450,000	22,865
ImClone Systems, Inc. (a)(c)	4,121,107	296,720
Johnson & Johnson	1,480,700	86,251
Merck & Co., Inc.	1,674,800	113,468
Mylan Laboratories, Inc.	3,971,200	136,927
Pfizer, Inc.	7,000,000	303,170
Schering-Plough Corp.	2,153,000	76,927
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,000	62,010
		1,714,823
TOTAL HEALTH CARE		6,316,519
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.7%
Boeing Co.	225,000	7,898
Honeywell International, Inc.	400,000	13,256
L-3 Communications Holdings, Inc. (a)	569,950	47,522
Lockheed Martin Corp.	650,000	30,193
Raytheon Co.	2,000,000	65,540
		164,409
Air Freight & Couriers - 0.6%
United Parcel Service, Inc. Class B	2,479,800	139,414
Airlines - 1.4%
Alaska Air Group, Inc. (a)	1,140,800	32,684
Ryanair Holdings PLC sponsored ADR (a)	707,400	41,029
SkyWest, Inc. (c)	3,794,400	88,447
Southwest Airlines Co.	8,146,763	152,752
		314,912
Building Products - 0.3%
Masco Corp.	2,775,000	58,081
Commercial Services & Supplies - 0.5%
Automatic Data Processing, Inc.	350,800	19,455
Cendant Corp. (a)	5,135,000	87,500
Per-Se Technologies, Inc. warrants 7/8/03 (a)	38,410	2
		106,957
Industrial Conglomerates - 1.8%
General Electric Co.	8,800,000	338,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Minnesota Mining & Manufacturing Co.	125,000	$ 14,323
Tyco International Ltd.	674,916	39,685
		392,808
Machinery - 1.0%
Caterpillar, Inc.	165,000	7,824
Deere & Co.	5,575,000	222,944
		230,768
TOTAL INDUSTRIALS		1,407,349
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 4.7%
Brocade Communications System, Inc. (a)	593,800	19,477
CIENA Corp. (a)	1,405,500	24,948
Cisco Systems, Inc. (a)	8,662,200	177,055
Corning, Inc.	875,000	8,251
Crown Castle International Corp. (a)	1,275,000	13,885
Enterasys Networks, Inc. (a)	5,300,000	52,523
Extreme Networks, Inc. (a)	249,600	3,951
Finisar Corp. (a)(c)	13,645,000	147,639
JDS Uniphase Corp. (a)	2,866,736	28,897
Lucent Technologies, Inc.	1,115,890	8,168
Motorola, Inc.	2,857,955	47,556
Next Level Communications, Inc. (a)	2,202,200	9,469
NMS Communications Corp. (a)(c)	3,359,798	14,951
Nokia Corp. sponsored ADR	575,000	13,231
Polycom, Inc. (a)	2,590,000	89,433
Powerwave Technologies, Inc. (a)	340,000	5,729
Proxim, Inc. (a)(c)	2,698,850	29,687
QUALCOMM, Inc. (a)	4,040,000	237,229
Research in Motion Ltd. (a)	77,300	1,699
Riverstone Networks, Inc.	5,065,824	79,432
Sonus Networks, Inc. (a)	9,463,270	45,613
		1,058,823
Computers & Peripherals - 3.5%
Compaq Computer Corp.	2,000,000	20,300
Dell Computer Corp. (a)	10,605,600	296,214
EMC Corp. (a)	575,000	9,654
International Business Machines Corp.	1,049,800	121,346
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	283,000	$ 14,623
Maxtor Corp. (a)	500,000	2,950
Network Appliance, Inc. (a)(c)	17,872,208	275,768
O2Micro International Ltd. (a)	648,400	12,864
Sun Microsystems, Inc. (a)	2,291,500	32,631
Western Digital Corp. (a)	625,000	2,944
		789,294
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	232,300	6,335
Symbol Technologies, Inc.	2,365,000	39,306
		45,641
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	4,080,270	63,530
IT Consulting & Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	128,000	11,953
Simplex Solutions, Inc.	521,800	9,418
		21,371
Semiconductor Equipment & Products - 11.0%
Altera Corp. (a)	1,909,400	43,458
Analog Devices, Inc. (a)	3,375,600	143,463
Applied Materials, Inc. (a)	2,280,200	90,615
Applied Micro Circuits Corp. (a)	3,165,000	43,139
ASML Holding NV (NY Shares) (a)	2,430,000	42,306
Atmel Corp. (a)	1,530,000	12,623
Cypress Semiconductor Corp. (a)	2,663,500	61,314
Genesis Microchip, Inc. (a)	1,023,200	58,251
Integrated Circuit Systems, Inc. (a)	727,600	13,621
Integrated Device Technology, Inc. (a)	1,106,500	32,620
Intel Corp.	17,141,800	559,851
Intersil Corp. Class A (a)	1,631,543	54,510
KLA-Tencor Corp. (a)	1,125,000	56,509
Lattice Semiconductor Corp. (a)	855,000	16,604
Linear Technology Corp.	60,800	2,495
LSI Logic Corp. (a)	500,000	8,125
Marvell Technology Group Ltd. (a)	205,000	6,466
Maxim Integrated Products, Inc. (a)	30,400	1,666
Micron Technology, Inc. (a)	5,791,800	157,305
MIPS Technologies, Inc.:
Class A (a)(c)	1,893,100	17,530
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
MIPS Technologies, Inc.: - continued
Class B (a)(c)	1,918,127	$ 16,400
National Semiconductor Corp. (a)(c)	9,668,100	291,300
Novellus Systems, Inc. (a)	900,000	34,263
PMC-Sierra, Inc. (a)	150,000	3,419
Power Integrations, Inc. (a)	767,500	17,422
RF Micro Devices, Inc. (a)	1,760,000	42,680
Silicon Laboratories, Inc. (a)	1,254,700	32,321
Silicon Storage Technology, Inc. (a)	2,785,000	34,339
Texas Instruments, Inc.	8,061,000	258,355
Virage Logic Corp. (a)	314,076	4,878
Vitesse Semiconductor Corp. (a)	575,000	7,009
Xilinx, Inc. (a)	8,141,000	293,972
		2,458,829
Software - 11.6%
Adobe Systems, Inc.	672,400	21,571
BEA Systems, Inc. (a)(c)	24,310,072	408,166
Borland Software Corp. (a)	869,500	12,573
Cerner Corp. (a)(c)	2,681,500	141,878
Citrix Systems, Inc. (a)	475,000	10,626
Eclipsys Corp. (a)(c)	3,527,500	52,419
Liberate Technologies (a)	2,125,000	19,444
Magma Design Automation, Inc.	460,500	10,495
Microsoft Corp. (a)	19,355,000	1,242,778
Oracle Corp. (a)	590,000	8,278
PeopleSoft, Inc. (a)(c)	16,544,628	577,573
Rational Software Corp. (a)	889,950	16,954
VERITAS Software Corp. (a)	2,325,422	90,436
		2,613,191
TOTAL INFORMATION TECHNOLOGY		7,050,679
MATERIALS - 1.7%
Chemicals - 0.5%
Dow Chemical Co.	69,819	2,618
Minerals Technologies, Inc. (c)	1,405,000	62,804
Monsanto Co.	380,000	12,806
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
OM Group, Inc.	75,000	$ 4,556
Rohm & Haas Co.	625,000	22,188
		104,972
Metals & Mining - 1.2%
AK Steel Holding Corp.	464,200	4,921
Alcoa, Inc.	1,810,000	69,866
Barrick Gold Corp.	2,771,800	41,853
Massey Energy Corp.	1,920,068	34,120
Nucor Corp.	2,680,000	132,606
		283,366
TOTAL MATERIALS		388,338
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc.	900,000	10,710
TeraBeam Networks (d)	104,132	104
WorldCom, Inc. - WorldCom Group	426,535	6,202
		17,016
Wireless Telecommunication Services - 0.9%
Sprint Corp. - PCS Group Series 1 (a)	6,460,500	161,189
Vodafone Group PLC	9,626,679	24,394
Vodafone Group PLC sponsored ADR	427,660	10,837
		196,420
TOTAL TELECOMMUNICATION SERVICES		213,436
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dynegy, Inc. Class A	233,000	7,072
TOTAL COMMON STOCKS (Cost $20,559,724)		22,234,478
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	$ 5,063
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	1,731
TOTAL CONVERTIBLE PREFERRED STOCKS		6,794
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	2,321,982	12,771
TOTAL PREFERRED STOCKS (Cost $45,000)		19,565
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 2.23% (b)	193,037,025	193,037
Fidelity Securities Lending Cash Central Fund, 2.06% (b)	187,717,400	187,717
TOTAL MONEY MARKET FUNDS (Cost $380,754)		380,754
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.11%, dated 11/30/01 due 12/3/01 (Cost $2,782)	$ 2,782	$ 2,782
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $20,988,260)		22,637,579
NET OTHER ASSETS - (0.9)%		(193,093)
NET ASSETS - 100%		$ 22,444,486
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneprot, Inc.	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
TeraBeam Labs Investors LLC	7/12/01	$ 2
TeraBeam Networks	4/7/00	$ 390
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,982,557,000 and $22,619,400,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,500,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,778,000 or 0.2% of net assets.

Income Tax Information

At November 30, 2001, the aggregate cost of investment securities for income tax purposes was $21,312,002,000. Net unrealized appreciation aggregated $1,325,577,000, of which $4,460,097,000 related to appreciated investment securities and $3,134,520,000 related to depreciated investment securities.

The fund hereby designates approximately $2,620,204,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 2001, the fund had a capital loss carryforward of approximately $3,874,888,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $173,785,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2001
Assets
Investment in securities, at value (including securities loaned of $176,279 and repurchase agreements of $2,782) (cost $20,988,260) - See accompanying schedule		$ 22,637,579
Receivable for investments sold		123,021
Receivable for fund shares sold		60,839
Dividends receivable		12,187
Interest receivable		295
Other receivables		197
Total assets		22,834,118
Liabilities
Payable for investments purchased	$ 154,099
Payable for fund shares redeemed	28,597
Accrued management fee	14,452
Other payables and accrued expenses	4,767
Collateral on securities loaned, at value	187,717
Total liabilities		389,632
Net Assets		$ 22,444,486
Net Assets consist of:
Paid in capital		$ 25,171,349
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,376,183)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,649,320
Net Assets, for 424,654 shares outstanding		$ 22,444,486
Net Asset Value, offering price and redemption price per share ($22,444,486 ÷ 424,654 shares)		$52.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2001
Investment Income Dividends (including $10,661 received from affiliated issuers)		$ 148,116
Interest		11,309
Security lending		1,567
Total income		160,992
Expenses
Management fee Basic fee	$ 141,044
Performance adjustment	42,877
Transfer agent fees	52,176
Accounting and security lending fees	1,476
Custodian fees and expenses	724
Registration fees	284
Audit	129
Legal	142
Miscellaneous	82
Total expenses before reductions	238,934
Expense reductions	(7,943)	230,991
Net investment income (loss)		(69,999)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $407,049 on sale of investments in affiliated issuers)	(4,107,009)
Foreign currency transactions	(62)	(4,107,071)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,488,515)
Assets and liabilities in foreign currencies	6	(2,488,509)
Net gain (loss)		(6,595,580)
Net increase (decrease) in net assets resulting from operations		$ (6,665,579)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (69,999)	$ (100,063)
Net realized gain (loss)	(4,107,071)	3,277,678
Change in net unrealized appreciation (depreciation)	(2,488,509)	(3,512,397)
Net increase (decrease) in net assets resulting from operations	(6,665,579)	(334,782)
Distributions to shareholders from net realized gains	(2,620,204)	(1,815,834)
Share transactions Net proceeds from sales of shares	8,164,039	23,349,869
Reinvestment of distributions	2,582,507	1,789,370
Cost of shares redeemed	(8,095,426)	(13,131,652)
Net increase (decrease) in net assets resulting from share transactions	2,651,120	12,007,587
Total increase (decrease) in net assets	(6,634,663)	9,856,971
Net Assets
Beginning of period	29,079,149	19,222,178
End of period	$ 22,444,486	$ 29,079,149
Other Information Shares
Sold	139,999	252,532
Issued in reinvestment of distributions	36,727	23,318
Redeemed	(141,031)	(144,628)
Net increase (decrease)	35,695	131,222

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 74.76	$ 74.58	$ 50.22	$ 47.84	$ 43.54
Income from Investment Operations
Net investment income (loss) B	(.17)	(.28)	(.06)	.11	.24
Net realized and unrealized gain (loss)	(15.03)	7.26 C	28.25	7.20	5.80
Total from investment operations	(15.20)	6.98	28.19	7.31	6.04
Less Distributions
From net investment income	-	-	(.09)	(.22)	(.28)
From net realized gain	(6.71)	(6.80)	(3.74)	(4.71)	(1.46)
Total distributions	(6.71)	(6.80)	(3.83)	(4.93)	(1.74)
Net asset value, end of period	$ 52.85	$ 74.76	$ 74.58	$ 50.22	$ 47.84
Total Return A	(22.55)%	9.22%	60.17%	17.55%	14.63%
Ratios to Average Net Assets D
Expenses before expense reductions	.98%	.87%	.74%	.65%	.71%
Expenses net of voluntary waivers, if any	.98%	.87%	.74%	.65%	.71%
Expenses net of all reductions	.95%	.85%	.72%	.63%	.68%
Net investment income (loss)	(.29)%	(.31)%	(.11)%	.24%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 22,444	$ 29,079	$ 19,222	$ 10,579	$ 10,524
Portfolio turnover rate	93%	69%	86%	76%	93%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index.

For the period, the total annual management fee rate, including the performance adjustment was .75% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,219,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $6,290,000 of the fund's expenses. In addition,through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1,653,000.

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Abgenix, Inc.	$ 3,679	$ 2,015	$ -	$ 161,323
Alexion Pharmaceuticals, Inc.	50,061	6,347	-	38,602
AnnTaylor Stores Corp.	18,876	5,677	-	53,032
Aurora Biosciences Corp.	22,324	28,648	-	-
BEA Systems, Inc.	73,554	-	-	408,166
CV Therapeutics, Inc.	3,408	-	-	72,897
Celgene Corp.	118,670	-	-	261,578
Cerner Corp.	98,682	64,401	-	141,878
Coach, Inc.	60,306	-	-	133,220
Eclipsys Corp.	42,590	18,668	-	52,419
EntreMed, Inc.	7,321	7,524	-	13,230
Finisar Corp.	59,370	18,824	-	147,639
Genesis Microchip, Inc.	27,247	25,456	-	-
Goodyear Tire & Rubber Co.	26,418	34,257	2,588	-
ICOS Corp.	76,768	11,060	-	232,289
ImClone Systems, Inc.	56,519	23,917	-	296,720
JC Penney Co., Inc.	157,570	-	4,620	508,115
Linens 'N' Things Inc.	48,478	-	-	89,030
Minerals Technologies, Inc.	2,359	5,557	149	62,804
MIPS Technologies, Inc.	9,206	22,623	-	33,930
NMS Communications Corp.	1,788	16,492	-	14,951
National Semiconductor Corp.	45,949	25,937	-	291,300
Net.B@nk, Inc.	4,193	13,087	-	-
Network Appliance, Inc.	53,105	46,554	-	275,768
Next Level Communications Inc.	8,769	112,757	-	-
OSI Pharmaceuticals, Inc.	103,820	21,807	-	169,134
PeopleSoft, Inc.	137,688	78,356	-	577,573
Proxim, Inc.	21,034	11,014	-	29,687
Sepracor, Inc.	15,717	-	-	388,310
Skechers U.S.A., INC.	17,280	15,737	-	-
SkyWest, Inc.	16,445	7,531	270	88,447
Tanox, Inc.	5,379	-	-	43,459
Tupperware Corp.	7,012	6,186	3,034	64,931
Vertex Pharmaceuticals, Inc.	174,281	-	-	189,001
TOTALS	$ 1,575,866	$ 630,432	$ 10,661	$ 4,839,433

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund, (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the portfolio of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 9, 2002

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
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5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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Buying shares

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General Correspondence

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Buying shares

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Selling shares

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Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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For directions and hours,
please call 1-800-544-9797.

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Annual Report

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Investment Adviser

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Boston, MA

Investment Sub-Advisers

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Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Steven S. Wymer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

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Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

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Marvin L. Mann *

William O. McCoy *

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William S. Stavropoulos

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Fidelity®

New Millennium

Fund®

Annual Report

November 30, 2001

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-15.02%	146.45%	485.62%
Fidelity New Millennium (incl. 3.00% sales charge)	-17.56%	139.05%	468.05%
S&P 500 ®	-12.22%	61.53%	208.55%
Capital Appreciation Funds Average	-16.15%	54.15%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 332 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-15.02%	19.77%	21.89%
Fidelity New Millennium (incl. 3.00% sales charge)	-17.56%	19.04%	21.48%
S&P 500	-12.22%	10.06%	13.45%
Capital Appreciation Funds Average	-16.15%	7.81%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by November 30, 2001, the value of the investment would have grown to $56,805 - a 468.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,855 - a 208.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year and five year cumulative total returns for the multi-cap growth funds average were -25.66% and 45.90%, respectively; and the one year and five year average annual total returns were -25.66% and 7.32%, respectively. The one year and five year cumulative total returns for the multi-cap supergroup average were -11.41% and 55.32%, respectively; and the one year and five year average annual total returns were -11.41% and 8.78%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After going hungry for most of the past year, equity investors were invited back to the table in October and November, as stocks rebounded amidst the first signs of a potential economic recovery. Still, stock market performance for the overall 12-month period ending November 30, 2001, left most investors less than satisfied. During the period, the Standard & Poor's 500SM Index - a market-capitalization weighted index of 500 widely held U.S. stocks - fell 12.22%. The technology-rich NASDAQ Composite® Index dropped 25.48% in the same time frame, while the Dow Jones Industrial AverageSM - a benchmark of 30 blue-chip stocks that's commonly used as a proxy of U.S. stock market performance - declined 3.66%. Equities across most sectors were battered by the steep decline in U.S. economic growth, which prompted scores of earnings disappointments, layoffs and corporate bankruptcies. The Federal Reserve Board intervened with 10 interest-rate cuts during the 12-month period, three of them coming after the tragic events of September 11. The terrorist acts were a significant contributor to the 1.1% decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. But the prospects for stocks grew brighter late in the period as interest rates and energy prices continued to fall and good news on the war against terrorism helped steel investor confidence.

(Portfolio Manager photograph)
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium Fund

Q. How did the fund perform, Neal?

A. For the 12-month period that ended November 30, 2001, the fund declined 15.02%. The Standard & Poor's 500 Index declined 12.22% during the same period, while the capital appreciation funds average declined 16.15% according to Lipper Inc.

Q. What factors caused the fund to underperform the S&P 500 index during the past year?

A. An economic slowdown caused many investors to shift their assets away from companies with strong future earnings potential and into companies currently generating stable earnings growth. This shift in sentiment precipitated a valuation decline in the larger-cap information technology (IT) stocks that I emphasized and caused the bulk of the fund's underperformance. By and large, the cloudy economic outlook forced many companies to scale back their IT budgets, effectively reducing the revenues of many suppliers with strategic industry positioning and unique products, such as fund holdings CIENA, Brocade Communications and Sun Microsystems. The fund's performance relative to the S&P 500 was also hindered by my decisions in the financial sector. Most notably, owning Japanese brokerage stocks such as Nomura Holdings, Daiwa Securities and Nikko Cordial proved disappointing because the domestic barriers for the Japanese people to invest in equities didn't come down as effectively as many expected.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Did you develop any new investment themes?

A. In light of the tragic events on September 11 and the sharp two-week stock market decline that followed, I came to the conclusion that Americans would be inclined to spend more time around the household with their families - a domestic cocooning if you will. Therefore, I either increased the fund's holdings or added new positions in a number of companies that assumed a new relevance and were likely to see a boost in revenues and profits. For example, my conviction in The Stanley Works, a maker of tools and other products for consumers' homes, strengthened further on the assumption that Americans would spend more time creating a nicer home ambience. I also added Lowe's, a home improvement retailer. Additionally, I increased our holdings in AutoZone, an automotive parts retailer for the do-it-yourself customer, on my expectation that this wave of domestic cocooning would foster increased automotive travel. Elsewhere, our holdings in a number of family-oriented restaurants - such as Cheesecake Factory and P.F. Chang's China Bistro - also tied in to this "at-home" context, as did A.G. Edwards, a brokerage company that I felt would benefit from investors' increasing need for advice given the market's recent decline. Bolstering the fund's positions around this theme helped it significantly outperform its index and Lipper peer group average during the final three months of the period.

Q. Technology continued to be the main focus of the fund. What specific areas appealed to you?

A. I saw an opportunity with the entrance of Intel's new Pentium IV microprocessor into the marketplace. After discussing the potential of the new product with a number of personal computer manufacturers, I believed it would be well-received and could potentially set the stage for a revival of the sector. Intel's stock previously had been punished in part because it had delayed the rollout of its new chip for about a year and a half and lost some of its market share to competitors. However, the new chip was well-received and the company was able to leverage demand for it through creative marketing that helped clear out excess inventory of its other chips. Intel turned out to be one of the top contributors to performance. Similarly, I positioned the fund to benefit from new product cycles at Microsoft and IBM, and these stocks also helped. In addition, I remained committed to the unique products offered by data storage aggregation pioneers QLogic and Emulex, despite their reduced valuations and negative impact on fund performance.

Q. What's your outlook?

A. I'm optimistic. There's a lot of uncertainty in the marketplace - including talk of recession, the potential for deflation and a reduction in consumer spending - but I believe this negative sentiment is a natural cleansing process in the economic cycle. As long as money remains inexpensive to borrow via extremely low interest rates, corporations have a cost advantage in terms of working capital and in using this historically cheap capital to make productivity enhancements and/or acquisitions. While this past year featured a challenging economic and equity market backdrop that rivaled anything I've experienced in my 30-plus year career, I'm hopeful that there will be many companies that come through this recent slowdown with greater potential for stronger earnings growth.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of companies that are likely to benefit from social and economic trends

Fund number: 300

Trading symbol: FMILX

Start date: December 28, 1992

Size: as of November 30, 2001, more than $2.8 billion

Manager: Neal Miller, since inception; joined Fidelity in 1988

Neal Miller talks about three factors that define a market bottom:

"The following three events typically occur when the equity markets have reached the bottom of a prolonged downturn.

  Extremely low-cost capital: The Federal Reserve Board lowered key interest rates roughly 70% - via 10 separate reductions thus far in 2001 that reduced the federal funds rate from 6.50% to 2.0%. This action dropped interest rates for companies looking to expand their businesses to their lowest level since the early 1960s.
  Fuzzy fundamentals: During the past year, it grew increasingly more difficult to analyze the financial health of many companies. Fewer companies were willing to discuss their current financial condition or offer near-term outlooks. Further, questions about companies' adherence to proper accounting standards, as we saw most notably in the high-profile case of energy trading firm Enron, have grayed the ability to judge their true operating efficiency.
  Rise in fear/uncertainty of investing: After periods of sustained equity market weakness, the level of investor fear typically rises to an irrational level, forcing many investors to steer clear of equities. Many investors remain panic stricken by their recent financial losses and by media headlines, and have chosen to sit on the sidelines despite the attractive opportunities that may now exist due to the market decline.

"These three events lead me to believe that the downtrend in the equity markets may have reached a bottom. Many Americans are in a quandary about the current condition of the markets, but I believe that, absent any further unexpected major events, the worst could be behind us."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	7.0	6.4
Emulex Corp.	4.3	3.9
Intel Corp.	3.7	1.0
The Stanley Works	3.4	2.8
Microsoft Corp.	3.3	3.0
Micron Technology, Inc.	3.1	2.7
McKesson Corp.	2.9	2.4
International Business Machines Corp.	2.7	3.3
Andrew Corp.	2.6	2.0
Cisco Systems, Inc.	2.3	0.2
	35.3
Top Five Market Sectors as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.7	37.8
Consumer Discretionary	16.2	13.5
Health Care	15.9	14.0
Industrials	6.9	7.2
Energy	6.4	7.9
Asset Allocation (% of fund's net assets)
As of November 30, 2001 *		As of May 31, 2001 **
	Stocks 96.7%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	4.9%	** Foreign investments	5.1%

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.3%
Coachmen Industries, Inc.	34,900	$ 354
Monaco Coach Corp. (a)	74,950	1,462
Thor Industries, Inc.	39,400	1,497
Winnebago Industries, Inc.	157,000	5,291
		8,604
Distributors - 0.0%
Advanced Marketing Services, Inc.	30,500	520
Hotels, Restaurants & Leisure - 5.4%
Brinker International, Inc. (a)	377,400	10,567
California Pizza Kitchen, Inc. (a)	331,500	6,265
CBRL Group, Inc.	15,800	408
Cheesecake Factory, Inc. (a)	1,303,225	40,257
CKE Restaurants, Inc. (a)	25,800	219
International Game Technology (a)	733,600	45,476
International Speedway Corp.:
Class A	341,638	13,566
Class B	174,700	6,988
Isle Capri Casinos, Inc. (a)	1,800	23
Landry's Seafood Restaurants, Inc.	18,500	364
Lone Star Steakhouse & Saloon, Inc.	22,600	313
Mandalay Resort Group (a)	544,700	11,766
MGM Mirage, Inc. (a)	196,700	5,183
Outback Steakhouse, Inc. (a)	38,900	1,211
P&O Princess Cruises PLC ADR	17,300	360
P.F. Chang's China Bistro, Inc. (a)	91,600	4,040
Quality Dining, Inc. (a)	158,800	329
Sonic Corp. (a)	50,700	1,659
Tricon Global Restaurants, Inc. (a)	23,400	1,110
Wendy's International, Inc.	72,500	2,061
		152,165
Household Durables - 4.2%
Champion Enterprises, Inc. (a)	503,900	6,082
Clayton Homes, Inc.	278,500	3,955
Ethan Allen Interiors, Inc.	117,200	4,322
Fleetwood Enterprises, Inc.	482,500	6,055
Maytag Corp.	58,500	1,692
National R.V. Holdings, Inc. (a)	12,300	112
The Stanley Works	2,312,500	96,639
		118,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	295,700	$ 20,128
School Specialty, Inc. (a)	15,500	390
		20,518
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	22,000	364
Eastman Kodak Co.	103,500	3,133
Oakley, Inc. (a)	76,200	994
Polaris Industries, Inc.	5,700	302
SCP Pool Corp. (a)	12,900	333
		5,126
Media - 0.3%
Cablevision Systems Corp. - Rainbow Media Group (a)	106,150	2,203
E.W. Scripps Co. Class A	34,000	2,171
General Motors Corp. Class H	130,100	1,873
John Wiley & Sons, Inc. Class A	47,000	1,090
USA Networks, Inc. (a)	21,200	477
		7,814
Multiline Retail - 1.8%
Costco Wholesale Corp. (a)	220,500	9,014
Dillard's, Inc. Class A	296,600	4,909
Dollar General Corp.	12,800	173
JCPenney Co., Inc.	225,100	5,704
Kmart Corp. (a)	916,700	5,592
Sears, Roebuck & Co.	577,200	26,268
		51,660
Specialty Retail - 2.8%
AutoZone, Inc. (a)	315,900	21,260
Best Buy Co., Inc. (a)	298,300	21,296
Copart, Inc. (a)	85,200	2,921
Foot Locker, Inc. (a)	868,800	14,022
Lowe's Companies, Inc.	190,400	8,627
Michaels Stores, Inc. (a)	102,800	3,089
PC Connection, Inc. (a)	6,600	104
Staples, Inc. (a)	365,300	6,429
The Pep Boys - Manny, Moe & Jack	34,500	573
The Sports Authority, Inc. (a)	31,100	174
		78,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.5%
Columbia Sportswear Co. (a)	76,050	$ 2,431
Nautica Enterprises, Inc. (a)	73,000	949
Polo Ralph Lauren Corp. Class A (a)	17,300	417
Quiksilver, Inc. (a)	148,000	2,139
Russell Corp.	45,800	598
Stride Rite Corp.	1,072,800	7,134
Tommy Hilfiger Corp. (a)	36,200	485
		14,153
TOTAL CONSUMER DISCRETIONARY		457,912
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.4%
Albertson's, Inc.	136,300	4,574
Great Atlantic & Pacific Tea, Inc.	96,100	2,302
Rite Aid Corp. (a)	792,500	3,717
		10,593
Food Products - 0.5%
Delta & Pine Land Co.	269,400	5,717
J&J Snack Foods Corp. (a)	900	22
Lance, Inc.	13,100	191
McCormick & Co., Inc. (non-vtg.)	89,700	3,857
Sanderson Farms, Inc.	14,000	224
Smithfield Foods, Inc. (a)	224,000	5,667
		15,678
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	9,000	300
Tobacco - 0.1%
DIMON, Inc.	23,100	143
Schweitzer-Mauduit International, Inc.	78,800	1,702
Souza Cruz Industria Comerico	50,000	256
		2,101
TOTAL CONSUMER STAPLES		28,672
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
Cal Dive International, Inc. (a)	489,100	10,457
ENSCO International, Inc.	2,317,900	46,636
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	1,850,229	$ 44,776
Grey Wolf, Inc. (a)	103,500	285
Nabors Industries, Inc. (a)	567,000	17,861
Noble Drilling Corp. (a)	342,400	10,101
Pride International, Inc. (a)	261,000	3,341
Smith International, Inc. (a)	846,000	38,290
Transocean Sedco Forex, Inc.	145,600	4,120
Varco International, Inc. (a)	169,000	2,391
		178,258
Oil & Gas - 0.1%
Newfield Exploration Co. (a)	17,300	535
Pennzoil-Quaker State Co.	100,300	1,304
Suncor Energy, Inc.	69,100	2,072
		3,911
TOTAL ENERGY		182,169
FINANCIALS - 6.1%
Banks - 1.3%
FleetBoston Financial Corp.	145,000	5,329
Investors Financial Services Corp.	188,000	12,412
Pacific Century Financial Corp.	264,300	6,660
Synovus Financial Corp.	519,100	12,199
		36,600
Diversified Financials - 4.7%
A.F.P. Provida SA sponsored ADR	14,500	349
A.G. Edwards, Inc.	1,084,300	46,191
Daiwa Securities Group, Inc.	5,251,000	35,190
Goldman Sachs Group, Inc.	51,700	4,596
Nikko Cordial Corp.	2,492,000	13,126
Nomura Holdings, Inc.	1,351,000	18,721
SEI Investments Co.	365,700	14,811
		132,984
Insurance - 0.1%
White Mountains Insurance Group Ltd.	5,600	1,893
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.0%
Corrections Corp. of America	38,500	$ 608
TOTAL FINANCIALS		172,085
HEALTH CARE - 15.9%
Biotechnology - 0.2%
Abgenix, Inc. (a)	12,900	464
Applera Corp. - Celera Genomics Group (a)	58,000	1,668
Decode Genetics, Inc. (a)	119,000	1,113
Digene Corp. (a)	3,500	111
Ortec International, Inc. (a)	83,500	497
		3,853
Health Care Equipment & Supplies - 6.1%
Advanced Neuromodulation Systems, Inc. (a)	8,700	234
Align Technology, Inc.	69,900	280
Boston Scientific Corp. (a)	1,199,800	31,915
C.R. Bard, Inc.	227,700	14,363
Cholestech Corp. (a)	1,500	40
CONMED Corp. (a)	3,500	63
Datascope Corp.	19,200	720
Diagnostic Products Corp.	50,900	2,210
Guidant Corp. (a)	158,400	7,732
Hillenbrand Industries, Inc.	571,200	30,068
ICU Medical, Inc. (a)	3,500	151
Kensey Nash Corp. (a)	13,100	269
Matritech, Inc. (a)	37,800	86
Medtronic, Inc.	1,358,418	64,226
Mentor Corp.	13,800	391
Mine Safety Appliances Co.	400	15
SurModics, Inc. (a)	36,500	1,181
Therasense, Inc.	16,900	392
Varian Medical Systems, Inc. (a)	254,500	17,561
Vital Signs, Inc.	7,500	221
Zimmer Holdings, Inc. (a)	40,400	1,303
		173,421
Health Care Providers & Services - 7.1%
AdvancePCS Class A (a)	33,400	925
Corvel Corp. (a)	1,700	55
Dianon Systems, Inc. (a)	71,345	3,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.	656,400	$ 25,462
Lincare Holdings, Inc. (a)	36,900	1,097
McKesson Corp.	2,187,800	81,539
Patterson Dental Co. (a)	104,000	3,986
Pediatrix Medical Group (a)	6,400	225
Quest Diagnostics, Inc. (a)	34,500	2,131
Service Corp. International (SCI) (a)	764,400	4,487
Sunrise Assisted Living, Inc. (a)	10,400	286
Tenet Healthcare Corp. (a)	699,800	41,988
Trigon Healthcare, Inc. (a)	140,000	9,051
UnitedHealth Group, Inc.	352,400	25,179
		199,864
Pharmaceuticals - 2.5%
Allergan, Inc.	154,300	11,648
Johnson & Johnson	800,700	46,641
Mylan Laboratories, Inc.	388,900	13,409
		71,698
TOTAL HEALTH CARE		448,836
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.2%
General Dynamics Corp.	281,600	23,415
Raytheon Co.	303,600	9,949
		33,364
Air Freight & Couriers - 0.0%
Airborne, Inc.	34,600	465
Airlines - 0.3%
Alaska Air Group, Inc. (a)	129,600	3,713
Mesa Air Group, Inc. (a)	73,100	508
Southwest Airlines Co.	161,900	3,036
		7,257
Building Products - 0.1%
Masco Corp.	196,100	4,104
Commercial Services & Supplies - 3.4%
Allied Waste Industries, Inc. (a)	1,071,000	12,681
Bright Horizons Family Solutions, Inc. (a)	19,400	471
Cendant Corp. (a)	1,166,500	19,877
Certegy, Inc. (a)	131,100	3,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ChoicePoint, Inc. (a)	63,600	$ 2,996
DeVry, Inc. (a)	902,100	23,446
Ionics, Inc. (a)	121,500	3,299
Ionics, Inc. (a)(c)	114,800	2,806
Labor Ready, Inc. (a)	54,000	247
NDCHealth Corp.	79,600	2,623
Total System Services, Inc.	29,300	596
Wallace Computer Services, Inc.	358,400	6,132
Waste Management, Inc.	551,800	16,168
		95,199
Construction & Engineering - 0.3%
Fluor Corp.	185,100	7,006
Walter Industries, Inc.	60,700	643
		7,649
Machinery - 0.1%
Gehl Co. (a)	3,500	49
Osmonics, Inc. (a)	176,200	2,291
PACCAR, Inc.	20,300	1,235
		3,575
Marine - 0.5%
Alexander & Baldwin, Inc.	605,400	14,560
Road & Rail - 0.3%
C.H. Robinson Worldwide, Inc.	29,800	828
CNF, Inc.	12,600	320
Heartland Express, Inc. (a)	50,175	1,406
J.B. Hunt Transport Services, Inc. (a)	108,700	1,946
Landstar System, Inc. (a)	24,500	1,700
Swift Transportation Co., Inc. (a)	116,990	2,368
		8,568
Trading Companies & Distributors - 0.7%
Genuine Parts Co.	584,900	19,711
TOTAL INDUSTRIALS		194,452
INFORMATION TECHNOLOGY - 41.7%
Communications Equipment - 12.2%
Adaptec, Inc.	17,300	238
Andrew Corp. (a)	3,510,500	73,756
Brocade Communications System, Inc. (a)	965,400	31,665
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CIENA Corp. (a)	272,400	$ 4,835
Cisco Systems, Inc. (a)	3,219,200	65,800
Crown Castle International Corp. (a)	62,200	677
Emulex Corp. (a)	3,705,700	120,843
Finisar Corp. (a)	63,800	690
Harris Corp.	37,600	1,199
Inrange Technologies Corp. Class B (a)	392,300	2,648
Juniper Networks, Inc. (a)	45,000	1,106
Lucent Technologies, Inc.	86,100	630
McDATA Corp. Class A (a)	91,900	2,308
Plantronics, Inc. (a)	777,500	19,002
Polycom, Inc. (a)	169,800	5,863
QUALCOMM, Inc. (a)	239,200	14,046
		345,306
Computers & Peripherals - 4.0%
Dell Computer Corp. (a)	917,000	25,612
EMC Corp. (a)	24,400	410
International Business Machines Corp.	662,500	76,578
MTI Technology Corp. (a)	835,000	1,612
Sun Microsystems, Inc. (a)	600,900	8,557
		112,769
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A (a)	20,900	991
Avnet, Inc.	174,870	4,153
Diebold, Inc.	84,700	3,286
Ingram Micro, Inc. Class A (a)	51,800	798
Symbol Technologies, Inc.	579,900	9,638
Vishay Intertechnology, Inc. (a)	359,200	6,602
Waters Corp. (a)	50,800	1,857
		27,325
Internet Software & Services - 0.6%
Hotel Reservations Network, Inc. Class A (a)	34,500	1,194
RealNetworks, Inc. (a)	1,403,200	9,233
Websense, Inc. (a)	11,800	314
Yahoo!, Inc. (a)	407,700	6,348
		17,089
Semiconductor Equipment & Products - 17.7%
Advanced Micro Devices, Inc. (a)	338,900	4,595
Analog Devices, Inc. (a)	483,100	20,532
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Applied Materials, Inc. (a)	84,100	$ 3,342
ARM Holdings PLC sponsored ADR (a)	60,500	984
ASML Holding NV (NY Shares) (a)	766,700	13,348
Cabot Microelectronics Corp. (a)	524,700	36,393
Cymer, Inc. (a)	17,200	405
Cypress Semiconductor Corp. (a)	577,600	13,296
DuPont Photomasks, Inc. (a)	95,200	3,589
Helix Technology, Inc.	12,500	257
Intel Corp.	3,185,100	104,025
Kulicke & Soffa Industries, Inc. (a)	30,400	478
Linear Technology Corp.	51,700	2,121
Maxim Integrated Products, Inc. (a)	34,300	1,880
Micron Technology, Inc. (a)	3,254,600	88,395
QLogic Corp. (a)	4,029,798	199,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	296,500	4,723
Varian Semiconductor Equipment Associates, Inc. (a)	126,200	3,970
		501,603
Software - 6.2%
Borland Software Corp. (a)	177,300	2,564
Cadence Design Systems, Inc. (a)	1,887,100	45,007
Computer Associates International, Inc.	205,000	6,820
InterVoice-Brite, Inc. (a)	14,300	202
Legato Systems, Inc. (a)	172,600	1,693
Manugistics Group, Inc. (a)	179,500	2,118
Mentor Graphics Corp. (a)	675,500	15,314
Microsoft Corp. (a)	1,470,700	94,434
Sybase, Inc. (a)	527,000	7,589
		175,741
TOTAL INFORMATION TECHNOLOGY		1,179,833
MATERIALS - 1.2%
Chemicals - 0.1%
Engelhard Corp.	41,400	1,157
H.B. Fuller Co.	17,300	517
		1,674
Construction Materials - 0.5%
Florida Rock Industries, Inc.	446,700	13,736
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.4%
Bemis Co., Inc.	125,000	$ 6,284
Packaging Corp. of America (a)	94,300	1,650
Sealed Air Corp. (a)	34,000	1,561
Silgan Holdings, Inc. (a)	7,800	171
Smurfit-Stone Container Corp. (a)	172,300	2,772
		12,438
Paper & Forest Products - 0.2%
Georgia-Pacific Group	181,900	5,832
TOTAL MATERIALS		33,680
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
ALLTEL Corp.	171,500	11,161
AT&T Corp.	610,200	10,672
BellSouth Corp.	213,100	8,204
Verizon Communications, Inc.	144,600	6,796
		36,833
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	144,000	1,267
TOTAL TELECOMMUNICATION SERVICES		38,100
UTILITIES - 0.0%
Electric Utilities - 0.0%
Empire District Electric Co.	18,000	361
TOTAL COMMON STOCKS (Cost $2,578,726)		2,736,100
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $319)	18,500	29
Money Market Funds - 4.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.23% (b)	104,224,303	$ 104,224
Fidelity Securities Lending Cash Central Fund, 2.06% (b)	32,232,205	32,232
TOTAL MONEY MARKET FUNDS (Cost $136,456)		136,456
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,715,501)		2,872,585
NET OTHER ASSETS - (1.5)%		(43,759)
NET ASSETS - 100%		$ 2,828,826
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Ionics, Inc.	4/18/01	$ 2,862
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,484,024,000 and $2,427,432,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $212,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,835,000 or 0.1% of net assets.

Income Tax Information

At November 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,721,939,000. Net unrealized appreciation aggregated $150,646,000, of which $447,865,000 related to appreciated investment securities and $297,219,000 related to depreciated investment securities.

The fund hereby designates approximately $662,403,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 2001, the fund had a capital loss carryforward of approximately $164,723,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $29,136,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2001
Assets
Investment in securities, at value (including securities loaned of $31,881) (cost $2,715,501) - See accompanying schedule		$ 2,872,585
Receivable for investments sold		16,000
Receivable for fund shares sold		2,257
Dividends receivable		1,700
Interest receivable		198
Other receivables		22
Total assets		2,892,762
Liabilities
Payable for investments purchased	$ 26,435
Payable for fund shares redeemed	2,771
Accrued management fee	1,946
Other payables and accrued expenses	552
Collateral on securities loaned, at value	32,232
Total liabilities		63,936
Net Assets		$ 2,828,826
Net Assets consist of:
Paid in capital		$ 2,872,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,300)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,084
Net Assets, for 106,080 shares outstanding		$ 2,828,826
Net Asset Value and redemption price per share ($2,828,826 ÷ 106,080 shares)		$26.67
Maximum offering price per share (100/97.00 of $26.67)		$27.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2001
Investment Income Dividends		$ 13,529
Interest		6,298
Security lending		245
Total income		20,072
Expenses
Management fee Basic fee	$ 18,760
Performance adjustment	5,721
Transfer agent fees	4,492
Accounting and security lending fees	562
Non-interested trustees' compensation	9
Custodian fees and expenses	109
Registration fees	288
Audit	42
Legal	14
Miscellaneous	52
Total expenses before reductions	30,049
Expense reductions	(917)	29,132
Net investment income (loss)		(9,060)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(186,789)
Foreign currency transactions	(37)	(186,826)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(316,414)
Assets and liabilities in foreign currencies	1	(316,413)
Net gain (loss)		(503,239)
Net increase (decrease) in net assets resulting from operations		$ (512,299)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (9,060)	$ (14,243)
Net realized gain (loss)	(186,826)	919,188
Change in net unrealized appreciation (depreciation)	(316,413)	(570,937)
Net increase (decrease) in net assets resulting from operations	(512,299)	334,008
Distributions to shareholders from net realized gains	(807,169)	(514,097)
Share transactions Net proceeds from sales of shares	710,883	1,127,640
Reinvestment of distributions	764,924	491,186
Cost of shares redeemed	(695,898)	(966,652)
Net increase (decrease) in net assets resulting from share transactions	779,909	652,174
Total increase (decrease) in net assets	(539,559)	472,085
Net Assets
Beginning of period	3,368,385	2,896,300
End of period (including accumulated net investment loss of $0 and $1,017, respectively)	$ 2,828,826	$ 3,368,385
Other Information Shares
Sold	25,180	23,217
Issued in reinvestment of distributions	22,813	11,801
Redeemed	(25,070)	(19,994)
Net increase (decrease)	22,923	15,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 40.51	$ 42.51	$ 25.27	$ 24.48	$ 20.79
Income from Investment Operations
Net investment income (loss) C	(.09)	(.17)	(.12)	(.03)	(.03)
Net realized and unrealized gain (loss)	(4.14)	5.50	19.30	3.74	4.27
Total from investment operations	(4.23)	5.33	19.18	3.71	4.24
Less Distributions
From net realized gain	(9.61)	(7.33)	(1.94)	(2.92)	(.55)
Net asset value, end of period	$ 26.67	$ 40.51	$ 42.51	$ 25.27	$ 24.48
Total Return A, B	(15.02)%	12.44%	81.31%	17.55%	21.01%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01%	.90%	.95%	.86%	.99%
Expenses net of voluntary waivers, if any	1.01%	.90%	.95%	.86%	.99%
Expenses net of all reductions	.98%	.89%	.93%	.83%	.94%
Net investment income (loss)	(.30)%	(.36)%	(.36)%	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,829	$ 3,368	$ 2,896	$ 1,531	$ 1,530
Portfolio turnover rate	85%	97%	116%	121%	142%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment was .82% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $510,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,295,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $867,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,000 and $46,000 respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 9, 2002

Annual Report

Distributions

The fund designates 5% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Neal P. Miller, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Ned C. Lautenbach *

Donald J. Kirk *

Marie L. Knowles *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

* Independent trustees

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